Exploration and Evaluation Assets - Disclosure of cost related to the properties - Carruthers Pass Property, British Columbia (Details)	12 Months Ended
Apr. 30, 2022 CAD ($)
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 18,508,268
Ending Balance	118,789,742
Cariboo Rose Resources [Member] | Carruthers Pass Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	20,000
Additions	16,710
Transfer to Vizsla Copper	(36,710)
Ending Balance	0
Cariboo Rose Resources [Member] | Carruthers Pass Property [Member] | Cash [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	20,000
Additions	0
Transfer to Vizsla Copper	(20,000)
Ending Balance	0
Cariboo Rose Resources [Member] | Carruthers Pass Property [Member] | Geophysical Consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0
Additions	16,710
Transfer to Vizsla Copper	(16,710)
Ending Balance	$ 0